Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.6%
Invesco QQQ Trust Series 1(a)(b)
(Cost $9,493,875) ........................................................... 24,278 $ 8,801,746
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Calls – Exchange-Traded – 0.9%
Invesco QQQ Trust, December Strike Price $470, Expires 12/16/22 ........ 109 $ 5,123,000 21,582
Invesco QQQ Trust, December Strike Price $470, Expires 12/15/23 ........ 40 1,880,000 52,680
NASDAQ 100 Index, September Strike Price $19,200, Expires 9/16/22 ..... 1 1,920,000 2,335
76,597
Puts – Exchange-Traded – 0.6%
Invesco QQQ Trust, April Strike Price $334, Expires 4/08/22 ............. 155 5,177,000 5,735
Invesco QQQ Trust, April Strike Price $320, Expires 4/14/22 ............. 99 3,168,000 4,356
Invesco QQQ Trust, May Strike Price $245, Expires 5/20/22 .............. 65 1,592,500 1,983
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 656 6,560,000 1,640
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 108 1,836,000 11,826
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23 .......... 81 1,620,000 19,116
NASDAQ 100 Index, May Strike Price $11,000, Expires 5/20/22 ........... 3 3,300,000 7,095
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 1 700,000 2,270
54,021
Total Purchased Options (Cost $355,754) .......................................................... 130,618
Total Investments – 100.1%
(Cost $9,849,629) ........................................................................... $ 8,932,364
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (8,263)
Net Assets – 100.0% .......................................................................... $ 8,924,101
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust, April Strike Price $331, Expires 4/08/22 ............. (155) $ (5,130,500) $ (4,728)
Invesco QQQ Trust, April Strike Price $300, Expires 4/14/22 ............. (99) (2,970,000) (1,782)
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22 ........ (106) (1,378,000) (4,664)
(11,174)
Total Written Options (Premiums Received $67,793) .................................................. $ (11,174)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $2,900,320 have been pledged as collateral for options as of March 31, 2022.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.6%
Purchased Options ............................................................................... 1.5%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%